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UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-04933

PFM Funds

(Exact name of registrant as specified in charter)

213 Market Street

Harrisburg, Pennsylvania 17101

(Address of principal executive offices) (Zip code)

Registered Agent Solutions, Inc.

7288 Hanover Green Drive

Mechanicsville, VA 23111

(Name and address of agent for service)

Registrant's telephone number, including area code:	(800) 338-3383

Date of fiscal year end:	June 30

Date of reporting period:	7/1/20 to 12/31/20

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

REGISTRANT’S SEMI-ANNUAL REPORT TO SHAREHOLDERS FOR THE SIX-MONTH PERIOD ENDED DECEMBER 31, 2020 IS ATTACHED BELOW.

PFM Funds

Semi-Annual Report
December 31, 2020

pfm FUNDS

For further information on the PFM Funds, call 1-800-338-3383 or visit us at www.pfmfunds.com.

PFM Funds (the “Trust”) files its complete schedule of month-end portfolio holdings on Form N-MFP and on its website listed above. The Trust’s Form N-MFP filings are available on the SEC’s website at http://www.sec.gov.

This semi-annual report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus. The prospectus can be obtained from PFM Fund Distributors, Inc., the Trust’s Distributor. The prospectus provides more complete information including charges and expenses. Please read the prospectus carefully before investing.

You can obtain a free copy of the Trust’s proxy voting guidelines either by calling 1-800- 338-3383 or visiting the SEC’s website at http://www.sec.gov. In addition, you may obtain a free report on the Trust’s proxy voting record during the 12 months ended June 30, 2020 either by calling 1-800-338-3383 or visiting the SEC’s website at http://www.sec.gov.

MESSAGE FROM THE INVESTMENT MANAGER (UNAUDITED)

We are pleased to present the Semi-Annual Report for PFM Funds (the “Trust”) for the six-month period ended December 31, 2020. Safety of principal and liquidity remain our top priorities when managing the Trust’s Government Select Series (the “Fund”).

Economic Update

After a tumultuous first half of 2020, the U.S. remained in the throes of the coronavirus despite glimpses of an ongoing economic recovery. Moving forward, the distribution and efficacy of the approved vaccines will be crucial as the nation works to mitigate the damage caused to the physical health and financial well-being of the population at large. Americans started to find themselves returning to work in some capacity in the latter half of the year, and this was reflected in the unemployment data, which showed a marked decline from its April high. With this metric improving and businesses and consumers starting to settle into “the new normal,” third quarter GDP experienced a sizeable recovery from its second quarter decline. Obviously, double-digit jumps in GDP are unlikely to become the norm. But whether or not positive trends continue throughout 2021, and particularly into the second half of the year, is likely a function of whether we as a nation achieve some level of herd immunity through immunization. We are hopeful that by late summer, life as we know it will return to some level of normalcy.

On August 27, Federal Reserve Chairman, Jerome Powell, announced a major shift in the Federal Reserve’s (the “Fed”) stance on inflation. Over the coming years, the monetary policymaking body will allow the inflation rate to temporarily run above the traditional 2% target. This move creates opportunities for extended periods of low interest rates as the Fed will no longer be pressured to hike rates following a period of high inflation. In this same meeting, Chairman Powell announced a new approach to the second half of the dual mandate. Employment numbers that breach the estimated maximum sustainable level will no longer be a sole cause for policy concerns or discussions. In 2021, we have no reason to believe that the Fed will deviate from these policies and that rates will remain, at least by historical standards, at or near their lows until at least 2023.

Optimism began to rise in the fourth quarter as key economic indicators showed economic recovery. Throughout the quarter, the yield curve steepened with long-term rates rising due to increased long-term inflation expectations. The steepening was also caused by the prospect for further stimulus as the incoming Biden administration and Democratic-controlled Congress have been advocates of such fiscal policy. In 2021, we are expecting further fiscal stimulus, in the form of direct payments to the American populous, as well as aid for states and localities that have struggled financially as the result of the pandemic. President Biden has made this a cornerstone of his agenda, and we believe that he will find some middle ground with his Republican counterparts and follow through on that promise.

November and December marked what many believe to be the beginning of the end of the pandemic. Both the Pfizer-BioNTech and Moderna vaccines were shown to be effective, with both receiving FDA authorization for use and distribution in December. How effectively the federal and individual state governments can distribute these vaccines and achieve the necessary herd immunity is the key question, as only then will our economy truly begin to recover in earnest. Though lockdown restrictions were gradually eased throughout the U.S. in the fall, they were followed by regional hot spots of infection, serving as a reminder for how long the virus may linger. We anticipate that certain cities and states may see increased restrictions in 2021, should flare-ups of the virus arise. Lockdowns on some level may ebb and flow until the virus is contained through vaccine distribution.

Despite significant progress toward a comprehensive economic recovery, headwinds persist, the virus continues to spread and mixed signals remain. These challenges are likely to linger in the first half of 2021. Meanwhile, consumer confidence remains anchored amidst improving labor, housing, and equity markets, though there are marked and growing societal concerns over racial and wealth inequality.

Again, further fiscal and monetary stimulus should help to mitigate conditions caused by the ongoing public health crisis. However, economists and strategists have modest long-term growth projections as uncertainty remains a key characteristic of our current environment. Perhaps the term “cautious optimism” best describes the current mood as we near what we hope to be the final innings of the pandemic.

PFM Funds Semi-Annual Report | December 31, 2020   1

Portfolio Strategy

We actively managed the Fund’s portfolio with priority on defending against the volatile markets that we have witnessed over the period. The strategy during the second half of 2020 focused on positioning the portfolio to take advantage of continued Fed intervention and identifying relative value between allowable sectors, as well as selecting securities that fit the investment objectives of the Fund. Over the period, our sector preferences shifted as market conditions evolved. For example, Federal Agencies offered relative value over comparable U.S. Treasury securities with consistent supply of new issuances that lasted until the end of the year, at which point we began to favor the use of repurchase agreements.

The combination of the Fed’s new rate policy, and its stance on inflation and full employment, as well as its willingness to provide liquidity and support to the markets, has reduced volatility and restored market liquidity. A yield premium surfaced in longer-maturity securities while short- term rates remain relatively flat. This sort of environment requires a keen focus on active management and relative value strategies.

Given that short-term interest rates are highly dependent on the economic outlook and monetary policy, we monitor these factors and stand ready to manage the portfolio accordingly. As always, our primary objectives are to protect the value of the Fund’s shares and to provide liquidity for investors. We will continue to work hard to achieve these goals, while focusing on maintaining and/or increasing investment yields in a prudent manner during these trying and volatile times.

Respectfully,

PFM Asset Management LLC

February 2, 2021

2   PFM Funds Semi-Annual Report | December 31, 2020

FINANCIAL HIGHLIGHTS (UNAUDITED)

Government Select Series – Institutional Class

For a share outstanding throughout each period.(1)

	Six Months Ended
	December 31,		Year Ended June 30,
	2020		2020	2019	2018	2017	2016
Net Asset Value, Beginning of Period	$1.000		$1.000	$1.000	$1.000	$1.000	$1.000
Income From Investment Operations
Net Investment Income	0.002		0.013	0.021	0.012	0.004	0.003
Total From Operations	0.002		0.013	0.021	0.012	0.004	0.003
Less: Distributions
Net Investment Income	(0.002)		(0.013)	0.021)	(0.012)	(0.004)	(0.003)
Total Distributions	(0.002)		(0.013)	(0.021)	(0.012)	(0.004)	(0.003)
Net Asset Value, End of Period	$1.000		$1.000	$1.000	$1.000	$1.000	$1.000
Total Return	0.02	%(2)	1.34%	2.12%	1.18%	0.41%	0.30%
Ratios/Supplemental Data
Net Assets, End of Period (000)	$1,728,651		$2,237,555	$1,049,888	$907,484	$948,853	$1,555,873
Ratio of Expenses to Average Net Assets	0.15	%(3)	0.21%	0.22%	0.23%	0.19%	0.16%
Ratio of Expenses to Average Net Assets Before Fee Waivers	0.19	%(3)	0.21%	0.22%	0.23%	0.20%	0.18%
Ratio of Net Investment Income to Average Net Assets	0.04	%(3)	1.15%	2.11%	1.18%	0.41%	0.28%
Ratio of Net Investment Income to Average Net Assets Before Fee Waivers	0.00	%(3)	1.15%	2.11%	1.18%	0.40%	0.26%

(1)	Effective October 3, 2016, Government Select Series adopted a policy to invest at least 99.5% of its total assets in cash and the following types of high quality, short-term investments: U.S. government securities (including securities issued or guaranteed by the U.S. government or its agencies or instrumentalities) (“U.S. Government Securities”); repurchase agreements that are collateralized fully by U.S. Government Securities; and shares of other money market funds that invest exclusively in the types of obligations in which Government Select Series is authorized to invest. It also adopted, effective on such date, a policy under which it invests, under normal market conditions, at least 80% of its net assets in: U.S. Government Securities; repurchase agreements that are collateralized fully by U.S. Government Securities; and shares of other money market funds that invest exclusively in these securities. Prior to October 3, 2016, Government Select Series was known as Prime Series and invested in a broader range of money market obligations, including obligations of U.S. companies, financial institutions and municipalities. Investment performance for periods prior to October 3, 2016 is not reflective of the performance that Government Select Series would have achieved during these periods under its current investment policies.

(2)	Not annualized.

(3)	Annualized.

The accompanying notes are an integral part of these financial statements.

PFM Funds Semi-Annual Report | December 31, 2020   3

STATEMENT OF NET ASSETS (UNAUDITED)

Government Select Series

December 31, 2020

Maturity			Face
Date(1)	Rate(2)		Amount	Value

Government Agency & Instrumentality Obligations (83.49%)
Fannie Mae Notes			$19,190,000	$19,224,979
2/26/21	0.18%
4/26/21	0.37%	(daily SOFR + 0.28%)(3)	20,000,000	20,000,000
7/6/21	0.37%	(daily SOFR + 0.28%)(3)	15,000,000	15,010,453
Federal Farm Credit Bank Discount Notes
1/8/21	0.34%		10,000,000	9,999,339
6/15/21	0.14%		15,000,000	14,990,375
8/13/21	0.14%		10,000,000	9,991,289
Federal Farm Credit Bank Notes
1/5/21	0.19%	(daily SOFR + 0.10%)(3)	15,000,000	15,000,000
3/10/21	0.17%	(daily FED + 0.085%)(3)	6,000,000	5,998,355
3/18/21	0.21%	(daily SOFR + 0.12%)(3)	7,000,000	7,000,000
4/1/21	0.38%	(daily SOFR + 0.28%)(3)	20,000,000	20,000,000
4/23/21	0.37%	(daily SOFR + 0.28%)(3)	25,000,000	25,000,000
5/5/21	0.21%	(1-month USD LIBOR + 0.06%)(3)	25,000,000	24,999,420
7/7/21	0.33%	(daily SOFR + 0.24%)(3)	35,000,000	34,997,276
7/15/21	0.18%	(daily SOFR + 0.09%)(3)	15,000,000	15,000,000
8/27/21	0.13%		12,150,000	12,353,681
9/24/21	0.25%	(1-month USD LIBOR + 0.11%)(3)	13,000,000	13,008,183
10/20/21	0.16%	(1-month USD LIBOR + 0.16%)(3)	15,000,000	14,999,809
11/3/21	0.13%	(daily SOFR + 0.04%)(3)	35,000,000	35,000,000
1/11/22	0.14%	(daily SOFR + 0.05%)(3)	20,000,000	20,000,000
1/12/22	0.41%	(daiy SOFR + 0.32%)(3)	5,000,000	5,000,000
2/22/22	0.19%	(daily SOFR + 0.10%)(3)	15,000,000	15,000,000
6/1/22	0.13%	(daily SOFR + 0.04%)(3)	20,000,000	19,997,424
Federal Home Loan Bank Discount Notes
2/1/21	0.08%		85,000,000	84,994,144
Federal Home Loan Bank Notes
1/8/21	0.17%	(daily SOFR + 0.08%)(3)	15,000,000	15,000,000
2/26/21	0.13%	(daily SOFR + 0.04%)(3)	15,000,000	15,000,000
3/26/21	0.18%		10,000,000	9,999,954
4/13/21	0.32%	(daily SOFR + 0.23%)(3)	31,000,000	31,004,300
4/23/21	0.13%	(daily SOFR + 0.04%)(3)	50,000,000	50,000,000
5/14/21	0.22%	(daily SOFR + 0.13%)(3)	10,000,000	10,000,000
5/26/21	0.14%	(daily SOFR + 0.05%)(3)	35,000,000	35,000,000
8/25/21	0.15%	(daily SOFR + 0.055%)(3)	35,000,000	35,000,000
9/29/21	0.39%	(daily SOFR + 0.30%)(3)	15,000,000	15,000,000
4/26/22	0.15%	(daily SOFR + 0.06%)(3)	5,000,000	5,000,000
Freddie Mac Notes
8/12/21	0.14%		17,486,000	17,591,583
1/3/22	0.41%	(daily SOFR + 0.31%)(3)	20,000,000	20,000,000
U.S. Treasury Bills			25,000,000	24,999,488
1/7/21	0.12%
1/26/21	0.12%		30,000,000	29,997,583
2/9/21	0.12%		15,000,000	14,998,018
2/11/21	0.10%		45,000,000	44,994,645
2/18/21	0.11%		65,000,000	64,990,067
2/23/21	0.09%		50,000,000	49,993,375
2/25/21	0.09%		15,000,000	14,998,041

The accompanying notes are an integral part of these financial statements.

4      PFM Funds Semi-Annual Report | December 31, 2020

STATEMENT OF NET ASSETS (UNAUDITED)

Government Select Series

December 31, 2020

Maturity			Face
Date(1)	Rate(2)		Amount	Value
U.S. Treasury Bills (continued)
3/25/21	0.09%		$25,000,000	$24,994,813
3/30/21	0.12%		35,000,000	34,990,161
5/13/21	0.11%		15,000,000	14,993,950
5/27/21	0.10%		25,000,000	24,990,368
U.S. Treasury Notes			69,752,752	69,760,691
1/15/21	0.11%
1/31/21	0.21%	(3-month USD T-Bill + 0.115%)(3)	15,000,000	14,998,743
4/30/21	0.23%	(3-month USD T-Bill + 0.139%)(3)	10,000,000	9,998,163
4/30/21	0.14%		25,000,000	25,172,814
5/15/21	0.14%		25,000,000	25,275,237
6/15/21	0.13%		40,000,000	40,451,942
6/30/21	0.10%		25,000,000	25,127,462
6/30/21	0.13%		35,000,000	35,344,904
7/15/21	0.12%		25,000,000	25,335,240
7/31/21	0.13%		35,000,000	35,329,092
7/31/21	0.12%		30,000,000	30,370,417
U.S. Treasury STRIPS - Principal Only
2/25/21	0.10%		10,000,000	9,998,761
5/15/21	0.11%		35,000,000	34,986,130
Total Government Agency & Instrumentality Obligations (Amortized Cost $1,443,250,669)				1,443,250,669
Repurchase Agreements (16.37%)
BNP Paribas (NY)
1/4/21	0.11%		25,000,000	25,000,000
(Dated 10/5/20, repurchase price $25,006,951, collateralized by: Fannie Mae securities, 0.00%, maturing 5/15/22-1/15/30, market value $304,334; Freddie Mac securities, 0.00%-4.00%, maturing 9/15/29-5/1/47, market value $454,269; Ginnie Mae securities, 2.25%-6.50%, maturing 10/20/39- 12/20/50, market value $1,819,354; and U.S. Treasury securities, 0.00%- 2.875%, maturing 2/15/21-8/15/50, market value $22,929,133)
1/7/21(4)	0.11%		25,000,000	25,000,000
(Dated 10/5/20, repurchase price $25,009,396, collateralized by: Fannie Mae securities, 0.00%-4.50%, maturing 10/1/30-11/1/49, market value $729,151; Freddie Mac securities 0.00%-3.192%, maturing 9/15/29- 9/1/47, market value $10,867,368; Ginnie Mae securities, 2.00%-7.50%, maturing 9/15/23-12/20/50, market value $2,763,250; and U.S. Treasury securities, 0.00%-2.875%, maturing 2/15/21-8/15/50, market value $11,147,322)
1/7/21(4)	0.10%		25,000,000	25,000,000
(Dated 11/30/20, repurchase price $25,008,472, collateralized by: Fannie Mae securities, 3.00%, maturing 11/1/49, market value $893; Freddie Mac securities, 0.375%-4.00%, maturing 7/13/40-4/1/50, market value $1,023,609; Ginnie Mae securities, 2.50%-3.00%, maturing 3/20/34- 12/20/50, market value $241,646; U.S. Treasury securities, 0.00%- 2.875%, maturing 3/31/22-2/15/47, market value $24,236,331)
1/7/21(4)	0.09%		30,000,000	30,000,000
(Dated 12/11/20, repurchase price $30,006,750, collateralized by U.S. Treasury securities, 0.00%-4.75%, maturing 2/15/21-8/15/44, market value $30,601,856)

The accompanying notes are an integral part of these financial statements.

PFM Funds Semi-Annual Report | December 31, 2020      5

STATEMENT OF NET ASSETS (UNAUDITED)

Government Select Series

December 31, 2020

Maturity		Face
Date(1)	Rate(2)	Amount	Value
BofA Securities
1/4/21	0.08%	$42,900,000	$42,900,000
(Dated 12/31/20, repurchase price $42,900,381, collateralized by Ginnie Mae securities, 1.104%-2.861% matruing 5/20/69-11/20/70, market value $43,758,001)
Credit Agricole Corporate and Investment Bank (NY)
1/7/21(4)	0.08%	25,000,000	25,000,000
(Dated 12/11/20, repurchase price $25,001,556, collateralized by U.S. Treasury securities, 3.00%, maturing 2/15/47, market value $25,501,427)
Goldman Sachs & Co.
1/7/21(4)	0.11%	60,000,000	60,000,000
(Dated 10/16/20, repurchase price $60,016,500, collateralized by U.S. Treasury securities, 0.00%, maturing 2/15/43, market value $61,215,019)
1/7/21(4)	0.10%	50,000,000	50,000,000
(Dated 11/18/20, repurchase price $50,016,250, collaterized by Ginnie Mae securities, 3.00%-4.50%, maturing 11/15/24-2/20/50, market value $51,006,658)
Total Repurchase Agreements (Amortized Cost $282,900,000)			282,900,000
Total Investments (99.86%) (Amortized Cost $1,726,150,669)			1,726,150,669
Other Assets and Liabilities, Net (0.14%)(5)			2,500,255
Net Assets (100.00%)			$1,728,650,924
Net Assets Consist of:
Institutional Class Shares (applicable to 1,728,650,924 outstanding shares of beneficial interest; unlimited shares authorized; no par value; equivalent to $1.00 per share)			$1,728,650,924

FED: Federal Reserve Overnight Bank Funding Rate

LIBOR: London Inter-Bank Offered Rate

SOFR: Secured Overnight Financing Rate

T-Bill: United States Treasury Bill Rate

(1)	Actual maturity dates unless otherwise noted.
(2)	Yield-to-maturity at original cost unless otherwise noted.
(3)	Floating rate instrument based on index parenthetically noted. Represents rate in effect on the report date.
(4)	Subject to put with 7-day notice.
(5)	Includes fees payable to PFM Asset Management LLC of $141,777, subscriptions receivable of $22,376, redemptions payable of $21,555 and subscriptions received in advance of $46,693, as well as other assets and liabilities. as well as other assets and liabilities. There were no fees payable to the Trust's Independent Trustees at December 31, 2020.

The accompanying notes are an integral part of these financial statements.

6      PFM Funds Semi-Annual Report | December 31, 2020

STATEMENT OF OPERATIONS (UNAUDITED)

Government Select Series

Six Months Ended December 31, 2020

Investment Income
Interest Income	$2,118,253
Expenses
Advisory Fees	757,037
Administrative Fees	217,536
Audit Fees	20,115
Cash Management Fees	25,128
Custody Fees	22,035
Insurance Premiums	31,430
Legal Fees	117,198
Registration Fees	17,420
Transfer Agent Fees	870,145
Trustee Fees and Expenses	24,620
Other Expenses	18,548
Total Expenses	2,121,212
Less Administration Fee Waivers	(6,979)
Less Transfer Agent Fee Waivers	(442,627)
Less Expenses Paid Indirectly	(8,602)
Net Expenses	1,663,004
Net Investment Income	455,249
Net Realized Gain on Sale of Investments	15,233
Net Increase in Net Assets Resulting from Operations	$470,482

STATEMENT OF CHANGES IN NET ASSETS (UNAUDITED)

Government Select Series

	Six Months Ended	Year Ended
	December 31,	June 30,
	2020	2020
INCREASE (DECREASE) IN NET ASSETS
Operations
Net Investment Income	$455,249	$16,087,198
Net Realized Gain on Sale of Investments	15,233	63,060
Net Increase in Net Assets from Operations	470,482	16,150,258
Distributions to Shareholders
Distributable Earnings	(470,482)	(16,150,258)
Total Distributions	(470,482)	(16,150,258)
Capital Share Transactions (at $1.00 per share)
Issued	5,416,863,084	11,660,755,992
Redeemed	(5,926,237,732)	(10,489,239,656)
Distributions Reinvested	470,482	16,150,258
Net (Decrease) Increase from Capital Share Transactions	(508,904,166)	1,187,666,594
Total (Decrease) Increase in Net Assets	(508,904,166)	1,187,666,594
Net Assets
Beginning of Period	2,237,555,090	1,049,888,496
End of Period	$1,728,650,924	$2,237,555,090

The accompanying notes are an integral part of these financial statements.

PFM Funds Semi-Annual Report | December 31, 2020      7

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

A.	Organization

PFM Funds (the “Trust”), a Virginia business trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a diversified, open-end, management investment company. The Trust is currently comprised of one investment portfolio, Government Select Series (the “Fund”), interests in which are represented by a separate series of shares of the Trust. The Fund currently has established two classes of its shares: Institutional Class shares (“Institutional Class”) and CB Investors Class shares; however, as of December 31, 2020, no shares of CB Investors Class had as yet been issued.

The Fund is a money market mutual fund designed and managed to suit the special cash management needs of institutions, such as municipalities, other governmental entities, universities, hospitals and not-for-profit organizations. Effective October 3, 2016, the Fund adopted a policy to invest at least 99.5% of its total assets in cash and the following types of high quality, short-term investments: U.S. government securities (including securities issued or guaranteed by the U.S. government or its agencies or instrumentalities) (“U.S. Government Securities”); repurchase agreements that are collateralized fully by U.S. Government Securities; and shares of other government money market funds. It also adopted, effective on such date, a policy under which it invests, under normal market conditions, at least 80% of its net assets in U.S. Government Securities, repurchase agreements that are collateralized fully by U.S. Government Securities, and shares of other government money market funds. Prior to October 3, 2016, the Fund invested in a broader range of money market obligations, including obligations of U.S. companies, financial institutions and municipalities.

B.	Summary of Significant Accounting Policies

The Fund follows the accounting and reporting guidelines for investment companies in conformity with U.S. generally accepted accounting principles (“GAAP”). The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts and disclosures reported in the financial statements and accompanying notes. Actual results could differ from those estimates. The following significant accounting policies of the Fund are in conformity with GAAP:

1.	Securities are stated at fair value, which is determined by using the amortized cost method. This method involves valuing a portfolio security initially at its original cost and thereafter adjusting for amortization of premium or accretion of discount to maturity. Significant inputs to the amortized cost method include purchase cost of the security, premium or discount at the purchase date and time to maturity. It is the Trust’s policy to compare the amortized cost and market values of securities periodically throughout the month and as of the last business day of each month. Market value is determined by reference to quoted market prices.

2.	Security transactions are accounted for on the trade date. Costs used in determining realized gains and losses on sales of investment securities are those of specific securities sold. Interest income is recorded using the accrual method. Discounts and premiums are accreted and amortized, respectively, to interest income over the lives of the respective securities.

3.	Dividends from net investment income and net realized short-term gains on investments are declared daily and, unless a shareholder has elected to receive cash dividends, reinvested in additional shares of the Fund on the last day of each month. Income, common expenses and realized gains and losses are allocated to the classes of the Fund based on the relative net assets of each class when earned or incurred. Expenses specific to a class of shares of the Fund, such as transfer agent and cash management fees, are allocated to the class of shares to which they relate.

4.	The Fund invests in repurchase agreements secured by U.S. Government Securities. Collateral for repurchase agreements is held by the Fund’s custodian bank until maturity of the repurchase agreement. The Fund also enters into tri-party repurchase agreements. Collateral pledged for tri-party repurchase agreements is held for the Fund by an independent third-party custodian bank until the maturity of the repurchase agreement. Provisions of each agreement require that the market value of the collateral including accrued interest thereon, is sufficient in the event of default; however, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. GAAP requires balance sheet offsetting disclosures for derivatives, repurchase agreements and securities lending transactions to the extent that they are (i) offset in the financial statements or (ii) subject to an enforceable master netting arrangement or similar agreement. These disclosures are included within the Fund’s Statement of Net Assets under the section titled Repurchase Agreements. The total value of repurchase agreements held by the Fund at December 31, 2020 is $282,900,000 and they are collateralized by $288,599,621 of non-cash collateral.

8    PFM Funds Semi-Annual Report | December 31, 2020

5.	The Fund intends to continue to qualify as a “regulated investment company” under Subchapter M of the Internal Revenue Code and to distribute to its shareholders all of its taxable income. Accordingly, no provision for federal income taxes is required in the financial statements. At December 31, 2020, the cost of securities for federal income tax purposes is the same as the amounts reported for financial reporting purposes. All distributions paid by the Fund are considered ordinary income for federal income tax purposes.

6.	The Fund evaluates tax positions taken or expected to be taken in the course of preparing its tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. The Fund did not record any tax benefit or expense in the current period.

C.	Subsequent Events

The Fund has evaluated subsequent events prior to the issuance of these financial statements. No events have taken place that meet the definition of a subsequent event that requires adjustment to or disclosure in these financial statements.

D.	Fair Value Measurements

In accordance with the authoritative guidance on fair value measurements and disclosures under U.S. GAAP, the Fund discloses the fair values of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurement) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). The guidance establishes three levels of the fair value hierarchy as follows:

Level 1 – Quoted prices in active markets for identical assets.

Level 2 – Inputs other than quoted prices that are observable for the asset, including quoted prices for similar investments based on interest rates, credit risk and like factors.

Level 3 – Unobservable inputs for the assets, including the Fund’s own assumptions for determining fair value.

Portfolio investments are assigned a level based upon the observability of the inputs which are significant to the overall valuation. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The fair value of the Fund’s investments in money market funds is based on the published net asset values per share of those funds. Money market securities are valued using amortized cost, in accordance with Rule 2a-7 under the 1940 Act. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities held by the Fund are categorized as Level 2.

E.	Fees and Charges

PFM Asset Management LLC (“PFM”) is an investment adviser registered under the Investment Advisers Act of 1940. The Trust has entered into agreements with PFM to provide investment advisory, administration and transfer agent services to the Fund. Fees are calculated daily and payable monthly.

The investment advisory fees payable by the Fund under the Trust’s investment advisory agreement with PFM are calculated at the following annual percentage rates of the Fund’s average daily net assets:

Fund Average Daily Net Assets	Applicable Rate
First $2 billion	0.07%
Next $3 billion	0.065%
Next $5 billion	0.06%
Over $10 billion	0.05%

The administration fees payable by the Fund under the Trust’s administration agreement with PFM are calculated at the annual rate of 0.02% of the average daily net assets of the Fund.

The transfer agency fees payable by the Institutional Class of shares of the Fund under the Trust’s transfer agent agreement with PFM are calculated at the annual rate of 0.08% of the average daily net assets of the Fund attributable to the Institutional Class of shares.

Effective June 25, 2020, the Trust entered into a Fee Deferral Agreement with PFM, on behalf of the Fund (the “Fee Deferral Agreement”), pursuant to which PFM may, but is not obligated to, temporarily waive all or any portion of any of the fees payable to it by the Fund any time that the monthly distribution yield of the Fund for the prior calendar month has been less than 0.50% per annum. Any waiver of fees pursuant to the Fee Deferral agreement may be modified or terminated by PFM at any time. Upon the request of PFM, the Fund is obligated by the Fee Deferral Agreement to pay to PFM the fees that have previously been waived by PFM pursuant to the agreement, provided that: (i) the monthly distribution yield of the Fund for the month preceding any such payment was greater than 0.50% per annum; (ii) fees paid by the Fund to PFM under the Fee Deferral Agreement must be fees that were waived by PFM not more than 36 months prior to the month in which payment is to be made by the Fund; and (iii) the amount of fees paid by the Fund to PFM in any month under the Fee Deferral Agreement may not exceed 15% of the aggregate fees that otherwise would be payable to PFM for such month.

The chart that follows depicts the fees waived by PFM since the inception of the Fee Deferral Agreement and any amounts reimbursed and deemed recoverable under the Fee Deferral Agreement both during the six months ended December 31, 2020 and cumulatively, as well as the amounts which remain to be recoverable as of December 31, 2020 and the fiscal year in which recoverable unreimbursed amounts expire.

PFM Funds Semi-Annual Report | December 31, 2020    9

	Government Select Series		Institutional Class
	Administration Fees		Transfer Agent Fees
	Six Months	Cumulatively	Six Months	Cumulatively
	Ended	Through	Ended	Through
	December 31, 2020	December 31, 2020	December 31, 2020	December 31, 2020
Fee Deferrals	$6,979	$6,979	$442,627	$442,627
Amounts Reimbursed	-	-	-	-
Amounts Unrecoverable	-	-	-	-
Remaining Recoverable		$6,979		$442,627
Fee Deferrals Not Reimbursed Become Unrecoverable in Fiscal Year-end:
June 30, 2024		$6,979		$442,627
Total		$6,979		$442,627

The Trust has adopted an Amended and Restated Distribution Plan (the “Distribution Plan”) pursuant to Rule 12b-1 under the 1940 Act which permits the Institutional Class of the Fund to bear certain expenses in connection with the distribution of its shares. PFM Fund Distributors, Inc. (the “Distributor”) serves as the distributor of shares of the Fund pursuant to a distribution agreement with the Trust. The Distributor is a wholly-owned subsidiary of PFM. No fee is payable by the Fund to the Distributor; however, the Distribution Plan authorizes the Fund to reimburse the Distributor for expenses incurred by the Distributor in connection with the sale, promotion and distribution of the Institutional Class shares in an amount not to exceed 0.25% of the average daily net assets of the Fund attributable to shares of the Institutional Class in any year. Payments made under the Distribution Plan may be made only as determined from time to time by the Board. For the six month period ended December 31, 2020, there were no expenses paid by the Institutional Class pursuant to the Distribution Plan.

The Trust pays fees to each Trustee who is not an “interested person,” as defined by the 1940 Act, of the Trust (an “Independent Trustee”) and reimburses expenses incurred by them in connection with the discharge of their duties. The Trust also pays cash management fees and custody fees to its depository and custodian banks, audit fees, registration fees and other operating expenses. During the six months ended December 31, 2020, cash management fees payable by the Fund were reduced by $8,602 as a result of earnings credits from cash balances maintained by the Fund with the Trust’s depository bank.

The Trust has entered into agreements with various of its service providers which provide for indemnification against losses, costs, claims and liabilities arising from the performance of their obligations under such agreements, except for gross negligence or bad faith. The Trust has had no indemnification-related claims or payments pursuant to these or prior agreements, and the Trust’s management believes the likelihood of a claim being made is remote.

F.	Governmental Accounting Standards (Unaudited)

Under Governmental Accounting Standards (“GAS”), state and local governments and other municipal entities are required to disclose credit risk, concentration of credit risk, and interest rate risk for investment portfolios. Although the Fund is not subject to GAS, the following risk disclosures relating to the investment portfolio as of December 31, 2020 have been provided for the information of shareholders.

Credit Risk

The investment policies and investment restrictions of the Fund are set forth in the Fund’s Prospectus and Statement of Additional Information. Certain of the investment restrictions may not be changed without the approval of the holders of a majority of the outstanding shares of the Fund. As of December 31, 2020, the Fund’s investment portfolio was comprised of investments which were, in aggregate, rated by Standard and Poor’s (“S&P”) as follows:

S&P Rating	%
AA+	39.9%
A-1+	7.0%
A-1	1.0%
Exempt(1)	52.1%

(1)	Represents investments in U.S. Treasury securities, or repurchase agreements collaterized by U.S. Treasury securities, which are not considered to be exposed to overall credit risk per GAS.

The ratings in the preceding chart of investments held by the Fund include the ratings of collateral underlying repurchase agreements in effect at December 31, 2020. Securities with a long-term rating of A or higher are equivalent to the highest short-term rating category based on S&P rating methodology.

10    PFM Funds Semi-Annual Report | December 31, 2020

Concentration of Credit Risk

The Fund may not purchase any security if 25% or more of its total assets (valued at market value) would then be invested in the securities of issuers in the same industry (exclusive of U.S. Government Securities and obligations of domestic banks). The Fund may not buy the obligations of any issuer, other than U.S. Government Securities or shares of another money market fund, if more than 5% of the total assets of the Fund (valued at market value) would then be invested in obligations of that issuer, except that such 5% limitation shall not apply to repurchase agreements collateralized by U.S. Government Securities.

Although the Fund may not lend money or assets, it can buy debt obligations or use deposit instruments in which it is permitted to invest (see “Principal Investment Strategies” in the Prospectus). The Fund can also enter into repurchase agreements. However, as a matter of operating (but not fundamental) policy, the Fund will not enter into a repurchase agreement maturing or subject to put in more than seven days if thereafter more than 5% of the value of its total assets would then consist of such repurchase agreements. The Fund may not sell securities short (i.e., sell securities that it does not own) and may not buy securities on margin. The Fund may not purchase securities of any other investment company if such purchase would cause the Fund to own more than 3% of the outstanding shares of the other investment company. The Fund may not purchase an illiquid investment (including a repurchase agreement maturing or subject to put in more than seven days) if thereafter more than 5% of the value of its net assets would be invested in illiquid investments. Investments included in this 5% limit are: (i) those which are restricted (i.e., those which cannot be freely sold for legal reasons); (ii) fixed time deposits subject to withdrawal penalties having a maturity of more than seven days; (iii) repurchase agreements maturing or subject to put in more than seven days; and (iv) investments which are not readily marketable.

The Fund’s investments at December 31, 2020 included investments representing greater than 5% of the net assests of the Fund in the securtities of the following issuers:

Issuer	%
BNP Paribas (NY) (1)	6.1%
Goldman Sachs & Co. (1)	6.4%
Federal Farm Credit Bank	18.4%
Federal Home Loan Bank	17.7%
U.S. Treasury	42.1%

(1)	These issuers are counterparties to repurchase agreements entered into by the Fund. These repurchase agreements are fully collateralized by U.S. Government securities.

Interest Rate Risk

The Fund’s investment policy seeks to limit exposure to market value fluctuations due to changes in interest rates by: (i) requiring that the Fund maintain a dollar-weighted average maturity of not greater than sixty days; and (ii) requiring that any investment securities purchased by the Fund have remaining maturities of 397 days or less. The dollar-weighted average maturity of the investment portfolio of the Fund at December 31, 2020 was 52 days. The value and weighted average maturity of the types of investments held by the Fund at December 31, 2020 are as follows:

		Weighted Average
Type of Investments	Value	Maturity
Cash and Cash Equivalents	$708,699	1 Day
U.S. Government Agency Discount Notes	119,975,147	63 Days
U.S. Government Agency Notes	596,185,418	17 Days
U.S. Treasury Bills	344,940,507	61 Days
U.S. Treasury Notes	337,164,706	132 Days
U.S. Treasury STRIPS – Principal Only	44,984,891	115 Days
Repurchase Agreements	282,900,000	6 Days
Total	$1,726,859,368

The weighted average maturities shown above are calculated based on the stated maturity dates with the following exceptions:

(i) floating or variable rate securities are assumed to have an effective maturity of the date upon which the security’s interest rate next resets; (ii) the effective maturity of callable securities is assumed to be its stated maturity unless the security had been called as of the reporting date, in which case the effective maturity would be assumed to be its called date; (iii) for instruments subject to demand features, the effective maturity is assumed to be the period remaining until the principal amount of the security may be recovered through the demand feature; and (iv) the effective maturity of cash and cash equivalents is assumed to be one day.

PFM Funds Semi-Annual Report | December 31, 2020    11

PFM FUNDS BOARD OF TRUSTEES AND OFFICERS (UNAUDITED)

Each Trustee serving on the Board was elected by shareholders of the Trust. Under the Trust’s bylaws, each Trustee holds office until a successor is selected and qualified or until earlier resignation or removal. Vacancies on the Board may be filled by the Board, subject to restrictions imposed by the 1940 Act, which are described in the Fund’s Statement of Additional Information.

The following table sets forth information about the Trust’s Trustees and Officers.

Name, Position Held with Trust, (Served Since), Birthyear, Other Directorships Held	Principal Occupation(s) During the Past Five Years (Number of Portfolios in Fund Complex Overseen by Trustee)
INDEPENDENT TRUSTEES
Veenita Bisaria	Investment and Risk Manager, Tennessee Valley Authority Retirement Systems, 1997 to present; (1)
Trustee (2020),
Birthyear: 1960
Other directorships: None

Michael P. Flanagan	Retired. State Superintendent of Education, State of Michigan, 2005 to 2015; (1)
Trustee (2008),
Chairman of the Board (2018)
Birthyear: 1949
Other directorships: None

Jeffrey A. Laine	President, Commonwealth Financial Group, 1994 to present; President, Laine Financial Group, Inc. (an investment advisory firm) 1992 to present; formerly, President and Treasurer of the Trust (1986 to 2008); (1)
Trustee (1986),
Chairman of the Audit Committee (2008)
Birthyear: 1957
Other directorships: None

Brian M. Marcel	Assistant Superintendent, Administrative & Support Services, Washtenaw Intermediate School District, 1994 to present; (1)
Trustee (2008), Chairman of the Nominating and Governance Committee (2018)
Birthyear: 1962
Other directorships: Michigan Liquid Asset Fund Plus

OFFICERS AND AFFILIATED TRUSTEES
Martin P. Margolis	President, Manager and Managing Director, PFM Asset Management LLC, 2001 to present; President and Director, PFM Fund Distributors, Inc., 2001 to present; Treasurer and Director, Public Financial Management, Inc.* (a financial advisory firm) 1986 to present; Vice President and Manager, PFM I, LLC (2009 to present); (1)
Trustee (1996) & President (2008)
Birthyear: 1944
Other directorships: None

Brian J. Sanker	Director, PFM Asset Management LLC, 2004-present
Vice President (2020)
Birthyear: 1979
Other directorships: None

Daniel R. Hess	Managing Director, PFM Asset Management LLC, 2001 to present
Secretary (2012) and Treasurer (2019)
Birthyear: 1974
Other directorships: None

Leo J. Karwejna	Chief Compliance Officer and Managing Director, PFM Asset Management LLC, 2011 to present; Vice President – Chief Compliance Officer, Prudential Investment Management, 2008-2011
Chief Compliance Officer (2012)
Birthyear: 1976
Other directorships: None

*Public Financial Management, Inc. is related to the Adviser.

12    PFM Funds Semi-Annual Report | December 31, 2020

Each Independent Trustee receives from the Trust an annual retainer of $9,000 plus $750 for each meeting of the Board or one of the Board's committees attended in person and $500 for each such meeting attended by telephone. The Chairman of the Board and the Chair of each committee receives an additional $1,500 annual retainer. Fees for attending committee meetings are not paid if such meetings are held the same day as a Board meeting. The Trust does not pay retirement or pension benefits to any of its officers or Trustees and does not pay compensation to officers of the Trust affiliated with the Adviser or the Distributor. For the six month period ended December 31, 2020, total fees paid to the Independent Trustees were $21,500.

The Trust has previously established an Advisory Board; however, at December 31, 2020 there were no members of the Advisory Board. Members of the Advisory Board do not receive compensation from the Trust.

The Board has established an Audit Committee, which is comprised of each of the Independent Trustees and operates in accordance with the Committee's charter. The Audit Committee’s functions are: to oversee the accounting and financial reporting policies and practices and internal controls of the Trust and, as appropriate, the internal controls of certain service providers to the Trust; to oversee the quality and objectivity of the Trust’s financial statements and the independent audit thereof; to act as a liaison between the Trust’s independent registered public accounting firm and the full Board; and to undertake such other functions as the Board may deem appropriate from time to time. The Audit Committee met once during the six months ended December 31, 2020.

The Board has established a Nominating and Governance Committee, which operates in accordance with the Committee’s charter and is comprised of each of the Independent Trustees. The Nominating and Governance Committee’s function is to oversee the composition and governance of the Board and its various committees. The Nominating and Governance Committee met twice during the six months ended December 31, 2020.

The mailing address of each Trustee and Officer is 213 Market Street, Harrisburg, PA 17101.

The Fund’s Statement of Additional Information (“SAI”) includes additional information about the Trustees and Officers, and is available, without charge, upon request by calling (800) 338-3383.

PFM Funds Semi-Annual Report | December 31, 2020    13

INFORMATION ABOUT FUND EXPENSES (UNAUDITED)

As a shareholder of the Fund, it is important for you to understand the costs associated with your investment. Mutual fund costs can generally be categorized as two types: (1) transaction costs, including sales charges (loads) on purchase payments, redemption fees and exchange fees; and (2) ongoing costs, including management fees, distribution (12b-1) fees and other fund expenses. The Fund does not charge its shareholders transaction-based fees; however, as with all mutual funds, the Fund incurs operating expenses. So when invested in the Fund, you will incur ongoing costs, including management fees and other operating expenses of the Fund.

The example in the table that follows is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. This example is based on an investment of $1,000 invested at the beginning of the period and held for the six months ended December 31, 2020. This example illustrates the Fund’s expenses in two ways:

Actual Returns and Expenses The first section of the table below provides information to help you estimate the actual dollar amount of ongoing expenses (but not transaction costs) you paid on a $1,000 investment in the Fund using its actual return during the period. Simply divide your account value by $1,000, then multiply the result by the number in the line under the heading titled “Expenses Paid per $1,000 During Period” to estimate the expenses you paid on your account with the Fund during this period.

Hypothetical 5% Returns and Actual Expenses The second section of the table below is intended to help you compare the Fund’s ongoing expenses (but not transaction costs) with those of other mutual funds using the Fund’s actual expense ratio and a hypothetical rate of return of 5% per year before expenses. This is not the Fund’s actual rates of return, but is useful in making comparisons of the costs of investing in the Fund and other mutual funds. To do so, compare this 5% hypothetical cost with the actual fund expenses and 5% hypothetical cost examples that appear in the shareholder reports of other mutual funds.

Expenses and Value of a $1,000 Investment in the Fund for the Six Months Ended December 31, 2020

Based on Actual Fund Expenses	Beginning	Ending	Expenses Paid per
and Returns	Account Value	Account Value	$1,000 During Period (1)
Government Select Series - Institutional Class	$1,000.00	$1,000.22	$0.76

Based on Actual Fund Expenses and a Hypothetical 5% Return
Government Select Series - Institutional Class	$1,000.00	$1,024.45	$0.77

(1)	Expenses are equal to the annualized expense ratio of 0.15% for the Institutional Class during the most recent fiscal half-year, multiplied by the average account value over the period, multiplied by 184 days in the period then divided by 365.

Please note that the expenses shown in the preceding table are meant to highlight your ongoing costs only and do not reflect any transactional costs. The “Expenses Paid per $1,000 During Period” line of the tables is useful in comparing ongoing expenses only and will not help you determine the relative total expense of owning different funds. As noted above, the Fund does not charge its shareholders transaction-based fees; however, other funds to which the Fund is compared may charge such fees. If transactional-based fees were included in the 5% hypothetical example above, the overall costs of investing would be higher.

14    PFM Funds Semi-Annual Report | December 31, 2020

Intentionally Left Blank

Investment Adviser, Administrator &
Transfer Agent
PFM Asset Management LLC
213 Market Street
Harrisburg, Pennsylvania 17101

Distributor
PFM Fund Distributors, Inc.
213 Market Street
Harrisburg, Pennsylvania 17101

Custodian
State Street Bank and Trust Company
1 Iron Street
Boston, MA 02210

Depository Bank
U.S. Bank, N.A.
60 Livingston Avenue
St. Paul, Minnesota 55107

Independent Registered Public Accounting Firm

Ernst & Young LLP
One Commerce Square, Suite 700
2005 Market Street
Philadelphia, Pennsylvania 19103

Legal Counsel
Schulte Roth & Zabel LLP
919 Third Avenue
New York, New York 10022

213 Market Street

Harrisburg, Pennsylvania 17101

1-800-338-3383

Item 2. Code of Ethics.

NOT APPLICABLE TO THE REGISTRANT’S SEMI-ANNUAL REPORT DATED DECEMBER 31, 2020.

Item 3. Audit Committee Financial Expert.

NOT APPLICABLE TO THE REGISTRANT’S SEMI-ANNUAL REPORT DATED DECEMBER 31, 2020.

Item 4. Principal Accountant Fees and Services.

NOT APPLICABLE TO THE REGISTRANT’S SEMI-ANNUAL REPORT DATED DECEMBER 31, 2020.

Item 5. Audit Committee of Listed Registrants

NOT APPLICABLE; THE REGISTRANT IS NOT A LISTED ISSUER AS DEFINED IN RULE 10A-3 UNDER THE SECURITIES EXCHANGE ACT OF 1934.

Item 6. Schedule of Investments

NOT APPLICABLE; THE REGISTRANT’S SCHEDULES OF INVESTMENTS ARE INCLUDED IN THE REGISTRANT’S SEMI-ANNUAL REPORT TO SHAREHOLDERS, INCLUDED IN ITEM 1 OF THIS FILING.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

NOT APPLICABLE; THE REGISTRANT IS AN OPEN-END MANAGEMENT INVESTMENT COMPANY.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

NOT APPLICABLE; THE REGISTRANT IS AN OPEN-END MANAGEMENT INVESTMENT COMPANY.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

NOT APPLICABLE; THE REGISTRANT IS AN OPEN-END MANAGEMENT INVESTMENT COMPANY.

Item 10. Submission of Matters to a Vote of Security Holders.

THERE HAVE BEEN NO MATERIAL CHANGES TO THE PROCEDURES BY WHICH SHAREHOLDERS MAY RECOMMEND NOMINEES TO THE REGISTRANT’S BOARD.

Item 11. Controls and Procedures.

(a) THE REGISTRANT'S PRINCIPAL EXECUTIVE OFFICER AND PRINCIPAL FINANCIAL OFFICER HAVE CONCLUDED THAT THE REGISTRANT'S DISCLOSURE CONTROLS AND PROCEDURES (AS DEFINED IN RULE 30a-3(c) UNDER THE INVESTMENT COMPANY ACT OF 1940, AS AMENDED (THE "1940 ACT")) ARE EFFECTIVE BASED ON THEIR EVALUATION OF THESE CONTROLS AND PROCEDURES REQUIRED BY RULE 30a-3(b) UNDER THE 1940 ACT AS OF A DATE WITHIN 90 DAYS OF THE FILING DATE OF THIS DOCUMENT.

(b) THERE WERE NO CHANGES IN THE REGISTRANT'S INTERNAL CONTROL OVER FINANCIAL REPORTING (AS DEFINED IN RULE 30a-3(d) UNDER THE 1940 ACT) THAT OCCURRED DURING THE PERIOD COVERED BY THIS REPORT THAT HAS MATERIALLY AFFECTED, OR IS REASONABLY LIKELY TO MATERIALLY AFFECT, THE REGISTRANT’S INTERNAL CONTROL OVER FINANCIAL REPORTING.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

NOT APPLICABLE; THE REGISTRANT IS AN OPEN-END MANAGEMENT INVESTMENT COMPANY.

Item 13. Exhibits.

(a)(1) NOT APPLICABLE TO THE REGISTRANT’S SEMI-ANNUAL REPORT DATED DECEMBER 31, 2020.

(a)(2) THE CERTIFICATIONS OF THE PRINCIPAL EXECUTIVE OFFICER AND PRINCIPAL FINANCIAL OFFICER OF THE REGISTRANT REQUIRED BY RULE 30a-2(a) OF THE 1940 ACT ARE ATTACHED HERETO AS EXHIBIT 99.CERT.

(a)(3) NOT APPLICABLE; THE REGISTRANT IS AN OPEN-END MANAGEMENT INVESTMENT COMPANY.

(a)(4) NOT APPLICABLE.

(b) THE CERTIFICATIONS OF THE PRINCIPAL EXECUTIVE OFFICER AND PRINCIPAL FINANCIAL OFFICER OF THE REGISTRANT REQUIRED BY RULE 30a-2(b) OF THE 1940 ACT ARE ATTACHED AS EXHIBIT 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	PFM Funds

By (Signature and Title)*	/s/ Martin P. Margolis

Martin P. Margolis, President

Date	3/4/2021

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Martin P. Margolis
Martin P. Margolis, President

Date	3/4/2021

By (Signature and Title)*	/s/ Daniel R. Hess
Daniel R. Hess, Treasurer

Date	3/4/2021

* Print the name and title of each signing officer under his or her signature.